Nature of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Consolidation	Consolidation. The Consolidated Financial Statements include the accounts of the Company and all of its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified for consistency with the current year presentation.
Use of Estimates
Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Although these estimates are based on management’s best knowledge of current events and actions Coherent may undertake in the future, actual results may ultimately differ from the estimates.

Foreign Currency Translation
Foreign Currency Translation. For all foreign subsidiaries whose functional currency is not the U.S. dollar, the functional currency is the local currency. Assets and liabilities of those operations are translated into U.S. dollars using period-end exchange rates while income and expenses are translated using the average exchange rates for the reporting period. Translation adjustments are recorded as Accumulated other comprehensive income (loss) within Shareholders’ equity in the accompanying Consolidated Balance Sheets.

Cash, Cash Equivalents and Restricted Cash	Cash, Cash Equivalents, and Restricted Cash. We consider highly liquid investment instruments with an original maturity of three months or less to be cash equivalents.
Allowance for Expected Credit Losses	Allowance for Expected Credit Losses. We recognize expected credit losses resulting from the inability of our customers to make required payments through an allowance account that is measured each reporting date. We estimate credit losses over the life of our trade accounts receivable using a combination of historical loss data, current credit conditions, specific customer circumstances, and reasonable and supportable forecasts of future economic conditions.
Inventories
Inventories. Inventories are valued at the lower of cost or net realizable value, with cost determined on the first-in, first-out basis. Inventory costs include material, labor and manufacturing overhead. In evaluating the net realizable value of inventory, management also considers other factors, including known trends and market conditions. We generally record a reduction to the carrying value of inventory as a charge against earnings for all products on hand more than 12 to 24 months, depending on the nature of the products, that have not been sold to customers or cannot be further manufactured for sale to alternative customers. An additional charge may be recorded for product on hand that is in excess of product sold to customers over the same periods noted above.

Property, Plant and Equipment
Property, Plant and Equipment. Property, plant and equipment are carried at cost or fair value upon acquisition. Major improvements are capitalized, while maintenance and repairs are generally expensed as incurred. We review our property, plant and equipment and other long-lived assets for impairment whenever events or circumstances indicate that the carrying amounts may not be recoverable. Depreciation on property, plant and equipment and amortization on finance lease right-of-use assets for financial reporting purposes is computed primarily by the straight-line method over the estimated useful lives for building, building improvements and land improvements of 10 to 30 years and 3 to 20 years for machinery and equipment.

Investment Credit	Investment Credit. The Creating Helpful Incentives to Produce Semiconductors and Science Act of 2022 (the “CHIPS Act”) was signed into law on August 9, 2022. The CHIPS Act provides for various incentives and tax credits, among other items, including the Advanced Manufacturing Investment Credit (“AMIC”), which equals 25% of qualified investments in an advanced manufacturing facility that is placed in service after December 31, 2022. The Company expects to receive refundable federal investment tax credits through the CHIPS Act in connection with ongoing expansion projects. At least a portion of our capital expenditures qualify for this credit, which benefits us by allowing us to net the credit received against our costs. The AMIC credit is accounted as a reduction to the depreciable basis of the assets used in operations. The Company has offset the cost of property, plant, and equipment by the amount of the estimated credit of $41 million for fiscal June 30, 2025. The receivable recorded is an estimate based on the Company's interpretation of the Section 48D Advanced Manufacturing Investment Credit under the CHIPS Act, which may be refunded to us in cash to the extent it exceeds our outstanding income tax liabilities.
Leases	Leases. Leases are recognized under Accounting Standards Codification 842, Leases. The Company determines whether a contract contains a lease at contract inception. A contract contains a lease if there is an identified asset and the Company has the right to control the asset. Operating lease right-of-use (“ROU”) assets represent our right to use an underlying asset for the lease term, and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. We use the incremental borrowing rate in determining the present value of lease payments, unless the implicit rate is readily determinable. If lease terms include options to extend or terminate the lease, the ROU asset and lease liability are measured based on the reasonably certain decision. We have lease agreements with lease and non-lease components, which are accounted for as a single lease component for all classes of leased assets for which the Company is the lessee. Additionally, for certain equipment leases, the portfolio approach is applied to account for the operating lease ROU assets and lease liabilities. In the Consolidated Statements of Earnings (Loss), lease expense for operating lease payments is recognized on a straight-line basis over the lease term. For finance leases, interest expense is recognized on the lease liability and the ROU asset is amortized over the lease term. Some leasing arrangements require variable payments that are dependent upon usage or output, or may vary for other reasons, such as insurance or tax payments. Variable lease payments are recognized as incurred, and are not presented as part of the ROU asset or lease liability.
Business Combinations
Business Combinations. The Company accounts for business combinations by establishing the acquisition-date fair value as the measurement for all assets acquired and liabilities assumed. Certain provisions of U.S. GAAP prescribe, among other things, the determination of acquisition-date fair value of consideration paid in a business combination (including contingent consideration) and the exclusion of transaction and acquisition-related restructuring costs from acquisition accounting.

Goodwill
Goodwill. The excess purchase price over the fair value allocated to identifiable tangible and intangible net assets of businesses acquired is reported as goodwill in the accompanying Consolidated Balance Sheets. We test goodwill for impairment at least annually as of April 1, or when events or changes in circumstances indicate that goodwill might be impaired. The evaluation of impairment involves comparing the current fair value of our reporting units to the recorded value (including goodwill). We use a discounted cash flow (“DCF”) model and/or a market analysis to determine the fair value of our reporting units. A number of assumptions and estimates are involved in estimating the forecasted cash flows used in the DCF model, including markets and market shares, sales volume and pricing, costs to produce, working capital changes and income tax rates. Management considers historical experience and all available information at the time the fair values of the reporting units are estimated. Goodwill impairment is measured as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill.
As of April 1 of fiscal years 2025 and 2024, we completed our annual impairment tests of our reporting units using the quantitative assessment. For fiscal year 2025, the fair values of the reporting units were determined using a discounted cash flow analysis with projected financial information based on our most recently completed long-term strategic planning processes and also considered the current financial performance compared to our prior projections of the reporting units, as well as a market analysis. As of April 1, 2025 and 2024, the fair value of each of our reporting units exceeded their carrying values.
Due to the cyclical nature of our business, and the other factors described in the section on Risk Factors set forth in Item 1A of our Annual Report on Form 10-K filed on August 15, 2025, the profitability of our individual reporting units may periodically be affected by downturns in customer demand, operational challenges and other factors. If material adverse conditions occur that impact one or more of our reporting units, our determination of future fair value might not support the carrying amount of one or more of our reporting units, and the related goodwill would need to be impaired.
Intangibles	Intangibles. Intangible assets are initially recorded at their cost or fair value upon acquisition. Finite-lived intangible assets are amortized using the straight-line method over the estimated useful lives of the assets ranging from 1 to 20 years. Indefinite-lived intangible assets are not amortized but tested annually for impairment at April 1, or when events or changes in circumstances indicate that indefinite-lived intangible assets might be impaired. As of April 1 of fiscal 2025, the Company completed a quantitative impairment test of the Coherent trade name acquired in the Merger using the relief from royalty method and determined that its fair value is well in excess of its carrying value.
Series A Mandatory Convertible Preferred Stock and Series B Convertible Preferred Stock
Series A Mandatory Convertible Preferred Stock. The Mandatory Convertible Preferred Stock was initially measured at fair value, less underwriting discounts and commissions and offering expenses paid by the Company. The Preferred Stock’s dividends were cumulative, at 6% per annum. All outstanding shares of Mandatory Convertible Preferred Stock were converted to 10,240,290 shares of Company Common Stock on July 3, 2023, at a conversion ratio of 4.4523, and no shares of Mandatory Convertible Preferred Stock are currently issued and outstanding. See Note 9. Equity and Redeemable Preferred Stock for further information.
Series B Convertible Preferred Stock. The Series B-1 Convertible Preferred Stock was initially measured at fair value less issuance costs, accreted to its redemption value over a ten-year period (using the effective interest method) with such accretion accounted for as deemed dividends and reductions to Net Earnings (Loss) Available to the Common Shareholders. The Series B-2 Convertible Preferred Stock was initially measured at fair value less issuance costs, accreted to its redemption value over a ten-year period (using the effective interest method) with such accretion accounted for as deemed dividends and reductions to Net Earnings (Loss) Available to the Common Shareholders.
Noncontrolling Interests	Noncontrolling Interests. The Company accounts for noncontrolling interests in accordance with ASC Topic 810-10-45, which requires the Company to present noncontrolling interests as a separate component of total shareholders’ equity on the Consolidated Balance Sheets and the consolidated net earnings (loss) attributable to its noncontrolling interests be clearly identified and presented on the face of the Consolidated Statements of Earnings (Loss) and Consolidated Statements of Comprehensive Income (Loss).
Commitments and Contingencies
Commitments and Contingencies. Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. If a loss is not both probable and reasonably estimable, or if an exposure to a loss exists in excess of the amount accrued, the Company assesses whether there is at least a reasonable possibility that a loss, or additional loss, may have been incurred. If there is a reasonable possibility that a loss, or additional loss, may have been incurred, the Company discloses the estimate of the possible loss or range of loss if it is material and an estimate can be made, or discloses that such an estimate cannot be made. The determination as to whether a loss can reasonably be considered to be possible or probable is based on management's assessment, together with legal counsel, regarding the ultimate outcome of the matter. Legal costs incurred in connection with loss contingencies are expensed as incurred. Such liabilities are adjusted as further information develops or circumstances change. Our customers may discover defects in our products after the products have been fully deployed and operated under peak stress conditions. If we are unable to correct defects or other problems, we could experience, among other things, loss of customers, increased costs of product returns and warranty expenses, damage to our brand reputation, failure to attract new customers or achieve market acceptance, diversion of development and engineering resources, or legal action by our customers. We had no material loss contingency liabilities at June 30, 2025 or 2024 related to commitments and contingencies.

Supply chain financing arrangements	Supply chain financing arrangements. The Company has entered into supply chain financing arrangements with third-party financial institutions to provide its vendors with enhanced payment options while providing the Company with added working capital flexibility. The Company does not provide any guarantees under these arrangements, does not have an economic interest in its supplier's voluntary participation, does not receive an economic benefit from the financial institutions, and no assets are pledged under the arrangements. The arrangements do not change the payable terms negotiated by the Company and our vendors and does not result in a change in the classification of amounts due as accounts payable in the Consolidated Balance Sheets.
Income Taxes
Income Taxes. Deferred income tax assets and liabilities are determined based on the differences between the Consolidated Financial Statements and tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred income tax assets to the amount more likely than not to be realized. The Company’s accounting policy is to apply acquired deferred tax liabilities to pre-existing deferred tax assets before evaluating the need for a valuation allowance for acquired deferred tax assets.
The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The amount of unrecognized tax benefits is adjusted for changes in facts and circumstances. For example, adjustments could result from significant amendments to existing tax law and the issuance of regulations or interpretations by the taxing authorities, new information obtained during a tax examination, or resolution of an examination. The Company believes that its estimates for uncertain tax positions are appropriate and sufficient to pay assessments that may result from examinations of its tax returns. The Company recognizes both accrued interest and penalties related to unrecognized tax benefits in income tax expense.
The Company uses a portfolio approach to release the income tax effects in AOCI related to interest rate instruments and pension and postretirement benefits. Under this approach, the income tax effects are released from AOCI based on the pre-tax adjustments to interest rate instruments and pension liabilities or assets recognized within other comprehensive income (loss). Any tax effects remaining in AOCI are released only when the entire portfolio of the interest rate instruments or pension and postretirement benefits is liquidated, sold or extinguished.

Revenue Recognition
Revenue Recognition. Revenue is recognized under Accounting Standards Codification 606, Revenue from Contracts with Customers (ASC 606), when or as obligations under the terms of a contract with our customer have been satisfied and control has transferred to the customer.
We have elected the practical expedient to exclude all sales and use taxes from the measurement of the transaction price. In certain customer arrangements, we are contractually entitled to reimbursement for import tariffs incurred on product shipments, the increase in consideration received due to tariff surcharges would not meet the sales and use tax practical expedient. As such, revenue including the tariff surcharge, and related tariff expense, would be recorded gross in the income statement. These reimbursements are considered part of the transaction price under ASC 606 and are recognized as revenue on a gross basis. The corresponding tariff costs are recorded in cost of goods sold.
For contracts with commercial customers, which comprise the majority of our performance obligations, ownership of the goods and associated revenue are generally transferred to customers at a point in time, generally upon shipment of a product to the customer or delivery of the product to the customer and without significant judgments. The majority of contracts typically require payment within 30 to 90 days after transfer of ownership to the customer.
We periodically enter into contracts in which a customer may purchase a combination of goods and/or services, such as products with maintenance contracts or extended warranty. Maintenance contracts and extended warranties are typically sold separately from products, and represent a distinct performance obligation. Revenue related to the performance obligation for maintenance contracts and extended warranties is recognized over time as the customer simultaneously receives and consumes the benefits provided by us.
Service revenue includes repairs, tolling arrangements and installation. Repairs, tolling and installation activities are usually completed in a short period of time (normally less than one month) and therefore recorded at a point in time when the services are completed. The majority of contracts typically require payment within 30 to 90 days after performance of the service.
Non-recurring engineering arrangements are typically recognized as product revenue over time under either the time and material practical expedient, as the entity has a right to consideration from a customer, in an amount that corresponds directly with the value to the customer of the entity’s performance completed to date, or under the output and input method. The majority of contracts typically require payment within 30 to 90 days.
Our revenue recognition policy is consistently applied across our segments, product lines, services, and geographical locations. For the periods covered herein, we measure revenue based on the amount of consideration the Company expects to be entitled to in exchange for products or services, reduced by the amount of variable consideration related to products expected to be returned. We determine variable consideration, which primarily consists of product returns and distributor sales price reductions resulting from price protection agreements, by estimating the impact of such reductions based on historical analysis of such activity.
Under ASC 606, we expense sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within selling, general and administrative expenses (“SG&A”). Costs for freight and shipping are generally recorded in cost of goods sold when control of the products has transferred to the customer.
We offer an assurance-type limited warranty that products will be free from defects in materials and workmanship. We establish an accrual for estimated warranty expenses at the time revenue is recognized. The warranty is typically one year, although it can be longer periods for certain products, and is typically limited to either (1) the replacement or repair of the product or (2) a credit against future purchases.
We believe that disaggregating revenue by end market provides the most relevant information regarding the nature, amount, timing, and uncertainty of revenues and cash flows. See Note 3. Revenue from Contracts with Customers for further information.

Research and Development
Research and Development. R&D expenses include salaries, contractor and consultant fees, supplies and materials, as well as costs related to other overhead such as depreciation, facilities, utilities and other departmental expenses. The costs we incur with respect to internally developed technology, including allocations of our wafer fabrication and other manufacturing facilities and resources utilized to support R&D programs, are included in R&D expenses as incurred.

Restructuring	Restructuring. The Company records charges associated with approved restructuring plans to reorganize operations, to remove redundant headcount and infrastructure associated with site consolidations, facilities moves and closures, as well as the relocation and requalification of certain manufacturing facilities. Restructuring charges can include severance costs to eliminate a specific number of positions, infrastructure charges to vacate facilities and consolidate operations and contract cancellation costs. The Company records restructuring charges when they are probable and estimable. The Company evaluates restructuring charges in accordance with ASC 420, Exit or Disposal Cost Obligations, and ASC 712, Compensation-Nonretirement Post-Employment Benefits (ASC 712).
Assets Held-for-Sale	Assets Held-for-Sale. Assets and liabilities are classified as held-for-sale when management approves and commits to a formal plan to actively market the assets for sale at a price reasonable in relation to their estimated fair value, the assets are available for immediate sale in their present condition, an active program to locate a buyer and other actions required to complete the sale have been initiated, the sale of the assets is probable and expected to be completed within one year, and it is unlikely that significant changes will be made to the plan. These conditions are usually met from the date on which a letter of intent or agreement to sell is ready for signing. Assets held-for-sale are reported at the lower of carrying amount or fair value less costs to sell. Long-lived assets classified as held-for-sale are not subject to depreciation or amortization. The held-for-sale designation and carrying value of assets held-for-sale are periodically reviewed and adjusted as facts and circumstances indicate that a change may be necessary.
Share-Based Compensation
Share-Based Compensation. Share-based compensation arrangements require the recognition in net earnings (loss) of the grant date fair value of share-based compensation (for equity-classified awards). We recognize the share-based compensation expense over the requisite service period of the individual grantees, which generally equals the vesting period, net of forfeitures. The estimated annualized forfeitures are based on our historical experience of pre-vesting cancellations. We will record additional expense in future periods if the actual forfeiture rate is lower than estimated, and will adjust expense in future periods if the actual forfeitures are higher than estimated. See Note 13. Share-Based Compensation for a description of our share-based compensation plans and the assumptions we use to calculate the fair value of share-based compensation.

Earnings per Share	Earnings per Share. Basic earnings (loss) per share is computed by dividing net earnings (loss) available to the common shareholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings (loss) per share is computed by dividing the diluted earnings (loss) available to the common shareholders by the weighted-average number of shares of common stock and potentially dilutive shares of common stock outstanding during the period. If there is a net loss for the period, diluted earnings per share is the same as basic earnings per share.
Accumulated Other Comprehensive Income (Loss) (“AOCI”)
Accumulated Other Comprehensive Income (Loss) (“AOCI”). AOCI is a measure of all changes in shareholders’ equity that result from transactions and other economic events in the period other than transactions with owners. AOCI is a component of shareholders’ equity and consists of accumulated foreign currency translation adjustments, changes in the fair value of interest rate derivative instruments, and pension adjustments.

Fair Value Measurements
Fair Value Measurements. We apply fair value accounting for all financial assets and liabilities that are required to be recognized or disclosed at fair value in the Consolidated Financial Statements. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, we consider the principal or most advantageous market in which we would transact, and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

Recently Issued Financial Accounting Standards
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07 - Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted the standard during fiscal 2025. See Note 14. Segment and Geographic Reporting for further information.
Income Taxes (Topic 740): Improvements to Income Tax Disclosures
In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”). ASU 2023-09 includes amendments that further enhance income tax disclosures, primarily through standardization and disaggregation of rate reconciliation categories and income taxes paid by jurisdiction. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, on either a prospective or retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2023-09 on its consolidated financial statements and related disclosures.
Income Statement Reporting: Disaggregation of Income Statement Expenses
In November 2024, the FASB issued ASU 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40), Disaggregation of Income Statement Expenses.” This ASU requires disclosure about specific types of expenses included in expense captions including purchases of inventory, employee compensation, depreciation, amortization, and depletion. This ASU is effective for our annual disclosures starting in fiscal year 2028 and interim periods starting in fiscal year 2029. Early adoption is permitted. A public entity should apply the amendments in this ASU on a prospective basis with the option to apply the standard retrospectively. The Company is currently evaluating this ASU to determine its impact on the Company’s disclosures.